Property, plant and equipment - Summary of Detailed Information about Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 14,031
Depreciation	6,228	€ 5,337	€ 3,155
Property, plant and equipment, ending balance	17,406	14,031
Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	6,734
Property, plant and equipment, ending balance	6,543	6,734
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	5,252
Property, plant and equipment, ending balance	8,535	5,252
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	753
Property, plant and equipment, ending balance	720	753
Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,292
Property, plant and equipment, ending balance	1,608	1,292
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	27,958	22,311
Additions	9,742	6,311
Disposals	10,438	880
Arising on business combinations	4,811	1,491
Transfer to assets held for sale	2,852
Effects of movements in exchange rates	(1,222)	(1,275)
Property, plant and equipment, ending balance	27,999	27,958	22,311
Cost | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,766	7,206
Additions	3,519	3,433
Disposals	2,920	356
Arising on business combinations	800	916
Transfer to assets held for sale	205
Effects of movements in exchange rates	(465)	(433)
Property, plant and equipment, ending balance	11,495	10,766	7,206
Cost | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	13,659	12,210
Additions	5,182	2,327
Disposals	6,776	387
Arising on business combinations	3,387	107
Transfer to assets held for sale	1,777
Effects of movements in exchange rates	(542)	(598)
Property, plant and equipment, ending balance	13,133	13,659	12,210
Cost | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,242	1,059
Additions	385	251
Disposals	338	91
Arising on business combinations	496	138
Transfer to assets held for sale	772
Effects of movements in exchange rates	(142)	(115)
Property, plant and equipment, ending balance	871	1,242	1,059
Cost | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,291	1,836
Additions	656	300
Disposals	404	46
Arising on business combinations	128	330
Transfer to assets held for sale	98
Effects of movements in exchange rates	(73)	(129)
Property, plant and equipment, ending balance	2,500	2,291	1,836
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(13,927)	(9,813)
Depreciation	6,228	5,337
Disposals	(7,593)	(383)
Transfer to assets held for sale	(1,611)
Effects of movements in exchange rates	(358)	(840)
Property, plant and equipment, ending balance	(10,593)	(13,927)	(9,813)
Accumulated depreciation | Leasehold property improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,032)	(2,931)
Depreciation	1,541	1,382
Disposals	(445)	(89)
Transfer to assets held for sale	(36)
Effects of movements in exchange rates	(140)	(192)
Property, plant and equipment, ending balance	(4,952)	(4,032)	(2,931)
Accumulated depreciation | Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(8,407)	(5,962)
Depreciation	3,856	3,173
Disposals	(6,531)	(208)
Transfer to assets held for sale	(1,046)
Effects of movements in exchange rates	(88)	(520)
Property, plant and equipment, ending balance	(4,598)	(8,407)	(5,962)
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(489)	(261)
Depreciation	480	340
Disposals	(267)	(53)
Transfer to assets held for sale	(449)
Effects of movements in exchange rates	(102)	(59)
Property, plant and equipment, ending balance	(151)	(489)	(261)
Accumulated depreciation | Furniture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(999)	(659)
Depreciation	351	442
Disposals	(350)	(33)
Transfer to assets held for sale	(80)
Effects of movements in exchange rates	(28)	(69)
Property, plant and equipment, ending balance	€ (892)	€ (999)	€ (659)